Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2020
Organization and Basis of Presentation [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]	Organization and Basis of Presentation
Company
Scorpio Bulkers Inc. and its subsidiaries (together the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels. As of September 30, 2020, the Company owned or finance leased 49 vessels consisting of 16 Kamsarmax vessels and 33 Ultramax vessels and time chartered in five Kamsarmax vessels.
The Company is organized by vessel type into two operating segments (see Note 16, Segments, to the condensed consolidated financial statements):
•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000 dwt

In addition, in August 2020, the Company signed a letter of intent to enter into a shipbuilding contract with Daewoo Shipbuilding and Marine Engineering Inc. to build a wind turbine installation vessel (“WTIV”) which is expected to be delivered in 2023, with options to construct three further similar vessels. The Company’s purchase of the WTIV is subject to the negotiation and execution of definitive documentation.

The Company’s vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which Emanuele Lauro, the Company’s co-founder, Chairman and Chief Executive Officer, and Filippo Lauro, the Company’s Vice President, are members. SCM’s services include securing employment for the Company’s vessels in pools, in the spot market and on time charters.

The Company’s vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel technical support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

The Company has also entered into an administrative services agreement, as amended from time to time, or the Administrative Services Agreement, with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services, in addition to arranging vessel sales and purchases for the Company.

Basis of accounting
The condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP. All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of financial position as of September 30, 2020 and the Company’s result of operations for the nine months ended September 30, 2020 and 2019, and cash flows for the nine months ended September 30, 2020 and 2019. The condensed consolidated balance sheet as of December 31, 2019 was derived from audited financial statements but does not contain all the footnote disclosures from the annual financial statements.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission, or the SEC, rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.
Reverse stock split
On April 7, 2020, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.

Going concern

The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and a sustained cyclical downturn could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.
The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older they generally decline in value. If the fair market value of its vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.
These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.